DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	LUXFER HOLDINGS PLC
Entity Central Index Key (CIK)	0001096056
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment flag	false
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	26,504,474
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No